EARNINGS PER SHARE AND DIVIDEND PER SHARE - Schedule of dividend per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DIVIDEND PER SHARE
Dividends for the year	$ 0.0	$ 63.2	$ 7.4
Total shares	81,233,271	74,855,931	74,748,250
Dividend per share	$ 0	$ 0.85	$ 0.10